Loans and Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of loans and notes payable

	March 31, 2026	December 31, 2025
Various promissory notes and convertible notes	$13,556	$64,517
Blue Ridge Bank	410,200	410,200
Small Business Administration	358,827	358,827
Al Dali Intl for Gen. Trading & Cont. Co.	248,877	248,877
RSF, LLC	500,000	500,000
Cedarview Opportunities Master Fund LP	4,112,159	3,701,402
Curve Capital, LLC	838,784	549,463
William Tuorto	387,020	-
ClearThink Capital Partners, LLC	584,779	588,015
ClearThink Capital Partners, LLC (RBW)	1,267,632	1,619,159
Agile Capital Funding, LLC	1,816,972	1,713,300
JJ Astor	6,453,996	5,553,900
Total notes payable	$16,992,802	$15,307,660

Loans and notes payable, current	$8,293,922	$7,443,434
Loans and notes payable, long term	$8,698,880	$7,864,226

	December 31, 2025	December 31, 2024
Various promissory notes and convertible notes	$50,960	$50,960
Various promissory notes for vehicle financing	13,557	509,041
Blue Ridge Bank	410,200	410,200
Small Business Administration	358,827	2,480,718
Al Dali International for Gen. Trading & Cont. Co.	248,877	189,391
RSF, LLC	500,000	500,000
Justin Ellis	-	350,000
Pilot OFS Holdings, LLC	-	14,107,339
Business First Bank	-	10,760,805
Maxus Capital Group, LLC	-	8,367,134
Cedarview Opportunities Master Fund LP	3,701,402	2,886,307
Curve Capital, LLC	549,463	1,793,500
ClearThink Capital	588,015	-
ClearThink Capital RBW	1,619,159	-
Agile Capital Funding, LLC	1,713,300	1,496,885
JJ Astor	5,553,900	-
Total notes payable	$15,307,660	$43,902,280

Loans and notes payable, current	$7,443,434	$38,963,796
Loans and notes payable, long term	$7,864,226	$4,938,484

Schedule of loans and notes payable related parties

	March 31, 2026	December 31, 2025
Jorgan Development, LLC	$-	$1,137,563
James Ballengee Companies	2,038,987	1,981,730
Meridian Equipment Leasing, LLC	6,329,560	6,701,887
Triple T Trading Company LLC	505,810	497,109
Total notes payable - related parties	$8,874,356	$10,318,288

Loans and notes payable, current - related parties	$2,544,797	$3,616,401
Loans and notes payable, long term - related parties	$6,329,560	$6,701,887

	December 31, 2025	December 31, 2024
Jorgan Development, LLC	$1,137,563	$18,109,503
James Ballengee Companies	1,981,730	1,391,650
Tyler Nelson	-	1,020,872
Meridian Equipment Leasing, LLC	6,701,887	-
Triple T Trading Company LLC	497,109	404,121
Waskom, LLC	-	1,182,193
Total notes payable - related parties	$10,318,288	$22,108,339

Loans and notes payable, current - related parties	$3,616,401	$22,108,339
Loans and notes payable, long term - related parties	$6,701,887	$-

Schedule of maturities of loans and notes payable

2026	$11,566,803	$11,501,679
2027	10,179,890	9,345,236
2028	1,781,803	1,781,803
2029	3,040,958	3,413,285
2030	25,788	25,788
Thereafter	-	-
Total long-term debt	26,595,242	26,067,791
Less: unamortized OID:	(728,084)	(441,843)
Net debt	$25,867,159	$25,625,948

2026	$11,501,679	61,072,135
2027	9,345,236	4,534,749
2028	1,781,803	122,964
2029	3,413,285	25,788
2030	25,788	25,788
Thereafter	-	229,195
Total long-term debt	26,067,791	66,010,619
Less: unamortized OID:	(441,843)	-
Net debt	$25,625,948	66,010,619